WASATCH FUNDS TRUST

Wasatch Core Growth Fund®, Wasatch Emerging Markets Small Cap FundTM , Wasatch Global

Opportunities FundTM , Wasatch Heritage Growth Fund® , Wasatch International Growth Fund®, Wasatch

International Opportunities Fund®, Wasatch Micro Cap Fund®, Wasatch Micro Cap Value Fund®, Wasatch

Small Cap Growth Fund®, Wasatch Small Cap Value Fund®, Wasatch Strategic Income Fund® , Wasatch

Ultra Growth Fund®, Wasatch World Innovators FundTM , Wasatch Large Cap Value FundTM (formerly

Wasatch-1st Source Income Equity Fund), Wasatch Long/Short FundTM (formerly Wasatch-1st Source

Long/Short Fund), Wasatch-Hoisington U.S. Treasury Fund, and Wasatch-1st Source Income Fund

Supplement dated May 24, 2011 to the

Prospectus dated January 31, 2011

This Supplement updates certain information contained in the Wasatch Funds Prospectus dated January 31, 2011. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.wasatchfunds.com or calling us at 800.551.1700.

Wasatch Global Opportunities Fund (the “Fund”)

Effective June 30, 2011, Robert Gardiner and Blake Walker will no longer serve as Lead Portfolio Managers for the Fund and all references to them are deleted from the Prospectus.

Effective June 30, 2011, the section entitled “Portfolio Management-Portfolio Managers” on page 12 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Roger D. Edgley, CFA Lead Portfolio Manager Since June 30, 2011	JB Taylor Lead Portfolio Manager Since June 30, 2011

Effective June 30, 2011, the following replaces the portfolio managers for the Global Opportunities Fund in the section entitled “Portfolio Managers” on page 68 of the Prospectus:

Name of Fund	Portfolio Manager(s)
Global Opportunities Fund	Roger D. Edgley, CFA and JB Taylor

Effective June 30, 2011, the biographies for Roger D. Edgley and JB Taylor in the section entitled “Portfolio Managers” on page 69 of the Prospectus are hereby deleted in their entirety and are replaced with the following:

Roger D. Edgley, CFA has been a lead portfolio manager for the International Growth Fund since January 2006, the International Opportunities Fund since 2005, the Emerging Markets Small Cap Fund since October 2007, and the Global Opportunities Fund since June 30, 2011. Mr. Edgley is also the Director of International Research for the Advisor. Prior to joining the Advisor in 2002, Mr. Edgley was a principal, director of international research and portfolio manager for LibertyWanger Asset Management in Chicago, which managed the Acorn Funds. He was a co-manager of the Acorn Foreign Forty Fund. Liberty Financial acquired Wanger Asset Management in 2000. Mr. Edgley joined Wanger Asset Management as an equities analyst in 1994 to cover the firm’s Asia (ex-Japan) portfolio that included the markets of Hong Kong, Singapore, Malaysia, Taiwan, Indonesia, Thailand and Korea. Mr. Edgley is a native of the United Kingdom and earned a Bachelor of Science with honors in Psychology from the University of Hertfordshire, a Master of Arts in Philosophy from the University of Sussex and a Master of Science in Social Psychology with Statistics from the London School of Economics.

JB Taylor has been a lead portfolio manager for the Core Growth Fund since 2000, and the Global Opportunities Fund since June 30, 2011. Mr. Taylor began working on the Core Growth Fund as a Senior Analyst in 1999. Mr. Taylor joined the Advisor in 1996. He holds a Bachelor of Science in Industrial Engineering from Stanford University.

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WASATCH FUNDS TRUST

Wasatch Core Growth Fund®, Wasatch Emerging Markets Small Cap FundTM , Wasatch Global

Opportunities FundTM , Wasatch Heritage Growth Fund® , Wasatch International Growth Fund®, Wasatch

International Opportunities Fund®, Wasatch Micro Cap Fund®, Wasatch Micro Cap Value Fund®, Wasatch

Small Cap Growth Fund®, Wasatch Small Cap Value Fund®, Wasatch Strategic Income Fund® , Wasatch

Ultra Growth Fund®, Wasatch World Innovators FundTM , Wasatch Large Cap Value FundTM (formerly

Wasatch-1st Source Income Equity Fund), Wasatch Long/Short FundTM (formerly Wasatch-1st Source

Long/Short Fund), Wasatch-Hoisington U.S. Treasury Fund, and Wasatch-1st Source Income Fund

Supplement dated May 24, 2011 to the

Prospectus dated January 31, 2011

This Supplement updates certain information contained in the Wasatch Funds Prospectus dated January 31, 2011. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.wasatchfunds.com or calling us at 800.551.1700.

Wasatch International Opportunities Fund (the “Fund”)

Effective June 30, 2011, Blake Walker will no longer serve as Lead Portfolio Manager for the Fund and all references relative to Mr. Walker’s service on the Fund are deleted from the Prospectus.

Effective immediately, the section entitled “Portfolio Management-Portfolio Managers” on page 21 of the Prospectus is hereby amended with the following:

Laura Geritz Portfolio Manager Since May 24, 2011

Effective immediately, the portfolio managers for the International Opportunities Fund in the section entitled “Portfolio Managers” on page 68 of the Prospectus is hereby amended with the following:

Name of Fund	Portfolio Manager(s)
International Opportunities Fund	Laura Geritz

Effective immediately, the biography for Laura Geritz in the section entitled “Portfolio Managers” on page 69 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Laura Geritz, CFA has been a lead portfolio manager for the Emerging Markets Small Cap Fund since 2009 and a portfolio manager for the International Opportunities Fund since May 24, 2011. She joined the Advisor in 2006 as a Senior Equities Analyst for the International Growth and International Opportunities Funds. Prior to joining the Advisor, Ms. Geritz worked at Mellon Corporation from 2004 to 2006 as a Senior Managing Analyst on a micro cap and a small cap growth fund. Ms. Geritz started her career in the securities industry at American Century Investments in 1999 as a bilingual Investor Relations Representative. She was quickly promoted to an analytical role, recommending stocks to a large cap fund and two mid cap funds, in 2000 and became a full-time member of the large cap domestic growth team in 2001. She served as an Investment Analyst at the firm from 2001, analyzing companies and making portfolio management decisions, until she relocated to Denver, Colorado in late 2003. Shortly after relocating, she joined Mellon Corporation as an analyst. Ms. Geritz graduated with honors from The University of Kansas with a Bachelor of Arts in Political Science and History. Later, she earned a Master’s Degree in East Asian Languages and Cultures. Before completing her Master’s, Ms. Geritz spent a year living and teaching English in Japan.

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WASATCH FUNDS TRUST

Wasatch Core Growth Fund®, Wasatch Emerging Markets Small Cap FundTM , Wasatch Global

Opportunities FundTM , Wasatch Heritage Growth Fund® , Wasatch International Growth Fund®, Wasatch

International Opportunities Fund®, Wasatch Micro Cap Fund®, Wasatch Micro Cap Value Fund®, Wasatch

Small Cap Growth Fund®, Wasatch Small Cap Value Fund®, Wasatch Strategic Income Fund® , Wasatch

Ultra Growth Fund®, Wasatch World Innovators FundTM (formerly Wasatch Global Science & Technology

Fund®), Wasatch Large Cap Value FundTM (formerly Wasatch-1st Source Income Equity Fund), Wasatch

Long/Short FundTM (formerly Wasatch-1st Source Long/Short Fund), Wasatch-Hoisington U.S. Treasury

Fund, and Wasatch-1st Source Income Fund

(each a “Fund”, collectively the “Funds”)

Supplement dated May 24, 2011 to the

Statement of Additional Information dated January 31, 2011

This Supplement updates certain information contained in the Wasatch Funds Statement of Additional Information dated January 31, 2011. You should retain this Supplement and the Statement of Additional Information for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.wasatchfunds.com or calling us at 800.551.1700.

Effective June 30, 2011, Robert Gardiner will no longer serve as Lead Portfolio Manager for the Global Opportunities Fund and all references to him are hereby deleted from the Statement of Additional Information.

Effective June 30, 2011, Blake Walker will no longer serve as Lead Portfolio Manager for the Global Opportunities Fund or the International Opportunities Fund and all references to him are hereby deleted from the Statement of Additional Information.

Effective immediately, the following replaces the accounts managed by Laura Geritz in the section entitled “Portfolio Managers-Management of Other Accounts and Potential Conflicts of Interest” beginning on page 55 of the Statement of Additional Information:

Accounts Managed by Portfolio Managers1

	Registered Investment Company Accounts[2]		Other Pooled Investment Vehicle Accounts[3]		Other Accounts[4]
Portfolio Manager	Number of Accounts	Assets Managed ($)	Number of Accounts	Assets Managed ($)	Number of Accounts	Assets Managed ($)
Laura Geritz	2	887,201,864	—	—	1	207,503,116

1If an account is managed by a team, the total number of accounts and assets have been allocated to each respective team member. Therefore, most accounts and assets have been counted two or more times.

2Includes each series of Wasatch Funds separately. None of the Wasatch Funds charges a performance-based fee.

3As of March 31, 2011, the portfolio managers did not manage any other pooled investment vehicle accounts.

4For the Advisor, other accounts would include, but are not limited to, individual and institutional accounts, pension and profit sharing plans, charitable organizations and state and municipal government entities. Wrap programs, advised by the Advisor, are represented as a single account. The number of accounts and the assets managed with performance-based fees are as follows:

Other Accounts with Performance-Based Fees
Portfolio Manager	Number of Accounts	Assets Managed ($)
Laura Geritz	—	—

The following is added to the “Portfolio Management Fund Ownership” table in the section entitled “Portfolio Managers-Portfolio Management Fund Ownership” beginning on page 58 of the Statement of Additional Information:

Name of Portfolio Manager	Name of Fund	Dollar Range of Equity Securities in the Funds*
Roger D. Edgley	Global Opportunities Fund	$50,001-$100,000
Laura Geritz	International Opportunities Fund	$10,000-$50,001
JB Taylor	Global Opportunities Fund	$100,001-$500,000

*As of March 31, 2011.

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